Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,166	$ 14,174
Accounts receivable, net	1,520	2,294
Unbilled revenue	91	618
Prepaid expenses	342	331
Deferred offering costs	1,124
Other current assets	598	270
Total current assets	11,841	17,687
Non-current assets:
Property and equipment, net	16	21
Right-of-use assets	1,141	1,008
Total Assets	12,998	18,716
Commitments and contingencies (Note 7)
Current liabilities:
Accounts payable	2,657	2,759
Accrued expenses	2,394	2,631
Deferred revenue	509
Lease liabilities, short-term	773	680
Notes payable		175
Warrant liability	194	129
Total current liabilities	6,527	6,374
Lease liabilities, long-term	452	346
Total Liabilities	6,979	6,720
Stockholders’ Equity
Common stock ($0.001 par value); 400,000,000 shares authorized; 136,261,515 and 135,409,564 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	136	135
Additional paid-in capital	24,496	23,795
Accumulated deficit	(18,613)	(11,934)
Total stockholders’ equity	6,019	11,996
Total Liabilities and Stockholders’ Equity	$ 12,998	$ 18,716